LOANS TO THIRD PARTIES-SHORT TERM	6 Months Ended
Dec. 31, 2025
LOANS TO THIRD PARTIES-SHORT TERM
LOANS TO THIRD PARTIES-SHORT TERM

NOTE 6. LOANS TO THIRD PARTIES-SHORT TERM

Loans to third parties-short term consisted of the following:

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Working fund to third party companies	¥141,564,073	¥145,778,591	$20,846,061
Loans to third parties-short term	¥141,564,073	¥145,778,591	$20,846,061

Loans to third parties are mainly used for short-term funding to support the Company’s external business partners and at the same time the Company can earn interest income from these loans. Most of these loans bear interest of 6% to 12% per annum and have terms of no more than one year. The Company periodically reviewed the loans to third parties as to whether their carrying values remain realizable. The Company believes that the risk associated with the above loans are relatively low based on the evaluation of the creditworthiness of these third-party debtors and the relationships with them.